Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-12518
Entity Registrant Name	BANCO SANTANDER, S.A.
Entity Incorporation, State or Country Code	U3
Entity Address, Address Line One	Ciudad Grupo Santander
Entity Address, Postal Zip Code	28660
Entity Address, City or Town	Boadilla del Monte (Madrid)
Entity Address, Country	ES
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	17,340,641,302
Entity Central Index Key	0000891478
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Ciudad Grupo Santander
Entity Address, Postal Zip Code	28660
Entity Address, City or Town	Boadilla del Monte Madrid
Entity Address, Country	ES
Contact Personnel Name	José G. Cantera
Contact Personnel Fax Number	+34 91 257 12 82